Intangible Assets - Summary of Components of Finite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 50,901	$ 51,018
Accumulated amortization	50,652	50,569
Net book value	249	449
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	29,600	29,600
Accumulated amortization	29,600	29,600
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	17,500	17,500
Accumulated amortization	17,500	17,500
Other Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,801	3,918
Accumulated amortization	3,552	3,469
Net book value	$ 249	$ 449